Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(1) (b)	CAP to PEO ($)(1)(2) (3)(c)	Average SCT Total for Non- PEO NEOs ($)(4) (d)	Average CAP to Non-PEO NEOs ($)(2)(4)(5) (e)	Total Share- Holder Return ($)(6) (f)	Peer Group Total Share- holder Return ($)(6) (g)	Net Income ($) (In Thou- sands) (h)	GAAP Comb- ined Ratio (%) (i)
2025	6,858,564	6,114,097	2,072,801	1,969,498	134.47	181.29	466,411	97.2
2024	6,314,664	5,813,139	1,702,268	1,648,875	147.43	174.85	207,012	103.0
2023	5,983,826	7,598,807	1,603,837	992,458	154.53	135.82	365,238	96.5
2022	5,810,187	7,100,961	1,958,112	2,282,919	135.96	120.69	224,886	95.1
2021	5,435,625	7,471,943	1,889,803	2,490,130	123.98	113.93	403,837	92.8

(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Mr. Marchioni served as PEO during 2025, 2024, 2023, 2022, and 2021.

(2) Consistent with SEC rules, we made the following adjustments to the SCT totals for NEOs to calculate CAP amounts:

◾	Deducted the actuarial increase in the present value of each applicable NEO’s pension benefits under SICA’s defined benefit pension plans, which represented changes in pension values primarily attributable to an increase in the discount rate used to calculate present value and the use of the most-recently released mortality tables. See tables below for quantitative detail for the PEO and non-PEO NEOs.

◾	Added changes in pension values attributable to current years’ service and any change in pension value attributable to plan amendments made during each fiscal year. Our pension plan is closed to new entrants and existing participants ceased accruing benefits after March 31, 2016. There were no amendments to the pension plan in each fiscal year that changed pension values.

◾	Deducted the grant date fair values for the performance-based restricted stock unit (“RSU”) and performance-based cash incentive unit (“CIU”) awards granted to the NEOs. See tables below for quantitative detail for the PEO and non-PEO NEOs.

◾	Added the fair values of performance-based RSU (and related accrued dividend equivalent units) and performance-based CIU awards granted to the NEOs in each year, valued as of each fiscal year end. See tables below for quantitative detail for the PEO and non-PEO NEOs.

◾	Added the year-over-year change in fair value of the prior years’ unvested performance-based RSU (and related accrued dividend equivalent units) and performance-based CIU awards, and the awards that vested during each fiscal year. See tables below for quantitative detail for the PEO and non-PEO NEOs.

Additionally, assumptions made in the valuation of the 2025, 2024, 2023, 2022, and 2021 grants of performance-based RSU awards, and the 2025, 2024, 2023, 2022, and 2021 grants of performance-based CIU awards that differ materially from those disclosed as of the grant date of such awards include adjustment of:

◾	Selective’s common stock price per share and reinvested dividends to reflect the measurement date value (instead of the common stock price per share and reinvested dividends at grant date). Measurement date represents each fiscal year end or the date of vesting for those awards that vested in each fiscal year.

◾	Per unit values for the performance-based CIU awards for the TSR value at the measurement date (instead of using the initial per unit value of $100).

◾	The peer group multiplier for CIU awards to reflect the Monte Carlo valuation received at the measurement date, recorded on a one-quarter lag (instead of using the initial peer group multiplier of 100%).

(3) The following table reconciles SCT Total for PEO (b) to Total CAP to PEO (c):

PEO (c):	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
SCT Total ($) (A)	6,858,564	6,314,664	5,983,826	5,810,187	5,435,625
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	95,907	–	130,795	–	–
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	4,000,076	3,979,260	2,764,181	2,628,160	2,124,100
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	4,254,451	4,044,688	3,264,588	3,420,746	3,075,273
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(676,686)	(496,125)	1,001,299	584,812	1,093,366
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(226,249)	(70,828)	244,070	(86,623)	(8,221)
Total CAP (A - B + C - D + E + F + G)	6,114,097	5,813,139	7,598,807	7,100,961	7,471,943

(a) The table below shows information on performance-based RSU awards and performance-based CIU awards previously granted to PEO (c).

PEO (c):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2025
RSUs	3,041,343	(427,336)	(226,249)	2,387,758
CIUs	1,213,108	(249,350)	–	963,758
Total	4,254,451	(676,686)	(226,249)	3,351,516
2024
RSUs	2,864,620	(186,201)	(70,828)	2,607,591
CIUs	1,180,068	(309,924)	–	870,144
Total	4,044,688	(496,125)	(70,828)	3,477,735
2023
RSUs	2,071,218	696,533	244,070	3,011,821
CIUs	1,193,370	304,766	–	1,498,136
Total	3,264,588	1,001,299	244,070	4,509,957
2022
RSUs	2,310,409	406,192	(86,623)	2,629,977
CIUs	1,110,337	178,620	–	1,288,957
Total	3,420,746	584,812	(86,623)	3,918,934
2021
RSUs	2,052,416	598,684	(36,748)	2,614,352
CIUs	1,022,857	494,682	28,527	1,546,066
Total	3,075,273	1,093,366	(8,221)	4,160,419

(4) The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. For 2025, the Non-PEO NEOs were Messrs. Brennan, Eppers, and Lanza and Ms. Hall. For 2024, the Non-PEO NEOs were Messrs. Brennan, Harnett, Eppers, and Lanza and Ms. Hall. For 2023, the Non-PEO NEOs were Messrs. Harnett, Lanza, Senia, and Wilcox and Ms. Hall. For 2022 and 2021, the Non-PEO NEOs were Messrs. Lanza, Senia, and Wilcox, and Ms. Hall.

(5) The following table reconciles Average SCT Total for Non-PEO NEOs (d) to Average CAP to Non-PEO
NEOs (e):

Average for Non-PEO NEOs:	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
SCT Total ($) (A)	2,072,801	1,702,268	1,603,837	1,958,112	1,889,803
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	20,964	–	29,919	–	–
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	823,959	706,829	615,769	665,944	580,838
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	881,774	722,054	437,329	863,214	835,690
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(111,240)	(59,313)	132,153	158,607	348,738
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(28,914)	(9,305)	62,458	(31,070)	(3,263)
Deducted from CAP: Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)(a) (H)	–	–	597,631(b)	–	–
Total CAP (A - B + C - D + E + F + G - H)	1,969,498	1,648,875(d)	992,458(c)	2,282,919	2,490,130

(a) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to the Non-PEO NEOs.

	Average for Non-PEO NEOs:
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2025
RSUs	627,774	(77,068)	(28,914)	–	521,792
CIUs	254,000	(34,172)	–	–	219,828
Total	881,774	(111,240)	(28,914)	–	741,620
2024
RSUs	573,649	(21,576)	(9,305)	–	542,768
CIUs	148,405	(37,737)	–	–	110,668
Total	722,054	(59,313)	(9,305)	–	653,436
2023
RSUs	277,099	90,533	62,458	(399,002)	31,088
CIUs	160,230	41,620	–	(198,629)	3,221
Total	437,329	132,153	62,458	(597,631)	34,309
2022
RSUs	583,518	108,458	(31,070)	–	660,907
CIUs	279,695	50,149	–	–	329,844
Total	863,214	158,607	(31,070)	–	990,751
2021
RSUs	559,612	188,746	(14,317)	–	734,040
CIUs	276,078	159,992	11,054	–	447,124
Total	835,690	348,738	(3,263)	–	1,181,165

(b) Average includes a ($2,988,157) adjustment related to Mr. Wilcox’s forfeited 2021 and 2022 RSU and CIU awards.

(c) Average includes no fair value adjustment related to Mr. Wilcox’s forfeited 2023 RSU and CIU awards and a ($2,988,157) adjustment for his forfeited 2021 and 2022 RSU and CIU awards.

(d) Average includes no 2024 CIU award granted to Mr. Brennan and no fair value adjustment of prior years’ unvested awards related to Mr. Brennan, as there were none.

(6) We used our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. The peer group used for this purpose is the group of all Nasdaq-listed companies with SIC Code 6330-6339, “Fire, Marine, and Casualty Insurance.” TSR for both the Company and the peer group is based on an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the applicable fiscal year as presented in the table.

Company Selected Measure Name	GAAP Comb- ined Ratio
Named Executive Officers, Footnote

(1) The dollar amounts reported in column (b) are the amounts of total compensation reported for the Company’s PEO for each corresponding fiscal year in the “Total” column of the SCT. Mr. Marchioni served as PEO during 2025, 2024, 2023, 2022, and 2021.

(4) The dollar amounts reported in column (d) are the average amounts of total compensation reported for the Non-PEO NEOs for each corresponding fiscal year in the “Total” column of the SCT. For 2025, the Non-PEO NEOs were Messrs. Brennan, Eppers, and Lanza and Ms. Hall. For 2024, the Non-PEO NEOs were Messrs. Brennan, Harnett, Eppers, and Lanza and Ms. Hall. For 2023, the Non-PEO NEOs were Messrs. Harnett, Lanza, Senia, and Wilcox and Ms. Hall. For 2022 and 2021, the Non-PEO NEOs were Messrs. Lanza, Senia, and Wilcox, and Ms. Hall.

Peer Group Issuers, Footnote	(6) We used our peer group for purposes of Item 201(e) of Regulation S-K to calculate peer group total shareholder return. The peer group used for this purpose is the group of all Nasdaq-listed companies with SIC Code 6330-6339, “Fire, Marine, and Casualty Insurance.
PEO Total Compensation Amount	$ 6,858,564	$ 6,314,664	$ 5,983,826	$ 5,810,187	$ 5,435,625
PEO Actually Paid Compensation Amount	$ 6,114,097	5,813,139	7,598,807	7,100,961	7,471,943
Adjustment To PEO Compensation, Footnote

(3) The following table reconciles SCT Total for PEO (b) to Total CAP to PEO (c):

PEO (c):	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
SCT Total ($) (A)	6,858,564	6,314,664	5,983,826	5,810,187	5,435,625
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	95,907	–	130,795	–	–
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	4,000,076	3,979,260	2,764,181	2,628,160	2,124,100
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	4,254,451	4,044,688	3,264,588	3,420,746	3,075,273
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(676,686)	(496,125)	1,001,299	584,812	1,093,366
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(226,249)	(70,828)	244,070	(86,623)	(8,221)
Total CAP (A - B + C - D + E + F + G)	6,114,097	5,813,139	7,598,807	7,100,961	7,471,943

(a) The table below shows information on performance-based RSU awards and performance-based CIU awards previously granted to PEO (c).

PEO (c):
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2025
RSUs	3,041,343	(427,336)	(226,249)	2,387,758
CIUs	1,213,108	(249,350)	–	963,758
Total	4,254,451	(676,686)	(226,249)	3,351,516
2024
RSUs	2,864,620	(186,201)	(70,828)	2,607,591
CIUs	1,180,068	(309,924)	–	870,144
Total	4,044,688	(496,125)	(70,828)	3,477,735
2023
RSUs	2,071,218	696,533	244,070	3,011,821
CIUs	1,193,370	304,766	–	1,498,136
Total	3,264,588	1,001,299	244,070	4,509,957
2022
RSUs	2,310,409	406,192	(86,623)	2,629,977
CIUs	1,110,337	178,620	–	1,288,957
Total	3,420,746	584,812	(86,623)	3,918,934
2021
RSUs	2,052,416	598,684	(36,748)	2,614,352
CIUs	1,022,857	494,682	28,527	1,546,066
Total	3,075,273	1,093,366	(8,221)	4,160,419

Non-PEO NEO Average Total Compensation Amount	$ 2,072,801	1,702,268	1,603,837	1,958,112	1,889,803
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,969,498	1,648,875	992,458	2,282,919	2,490,130
Adjustment to Non-PEO NEO Compensation Footnote

(5) The following table reconciles Average SCT Total for Non-PEO NEOs (d) to Average CAP to Non-PEO
NEOs (e):

Average for Non-PEO NEOs:	Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
SCT Total ($) (A)	2,072,801	1,702,268	1,603,837	1,958,112	1,889,803
Deducted from SCT: Pension Value and Nonqualified Deferred Compensation Earnings ($) (B)	20,964	–	29,919	–	–
Added to CAP: Pension Value Attributable to Fiscal Years’ Service and Plan Amendments ($) (C)	–	–	–	–	–
Deducted from SCT: Grant Date Fair Value of Awards ($) (D)	823,959	706,829	615,769	665,944	580,838
Added to CAP: Fair Value of Awards Granted in Fiscal Year ($)(a) (E)	881,774	722,054	437,329	863,214	835,690
Added to CAP: Change in Fair Value of Prior Years’ Unvested Awards ($)(a) (F)	(111,240)	(59,313)	132,153	158,607	348,738
Added to CAP: Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)(a) (G)	(28,914)	(9,305)	62,458	(31,070)	(3,263)
Deducted from CAP: Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)(a) (H)	–	–	597,631(b)	–	–
Total CAP (A - B + C - D + E + F + G - H)	1,969,498	1,648,875(d)	992,458(c)	2,282,919	2,490,130

(a) The table below shows information on performance-based RSUs and performance-based CIUs previously granted to the Non-PEO NEOs.

	Average for Non-PEO NEOs:
Fiscal Year	Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End ($)	Change in Fair Value of Prior Years’ Awards Unvested ($)	Change in Fair Value of Prior Years’ Awards that Vested in Fiscal Year ($)	Fair Value at End of Prior Fiscal Year on Awards Granted in Prior Fiscal Years Not Meeting Vesting Conditions ($)	Equity Fair Value Included in Compensation Actually Paid ($)
2025
RSUs	627,774	(77,068)	(28,914)	–	521,792
CIUs	254,000	(34,172)	–	–	219,828
Total	881,774	(111,240)	(28,914)	–	741,620
2024
RSUs	573,649	(21,576)	(9,305)	–	542,768
CIUs	148,405	(37,737)	–	–	110,668
Total	722,054	(59,313)	(9,305)	–	653,436
2023
RSUs	277,099	90,533	62,458	(399,002)	31,088
CIUs	160,230	41,620	–	(198,629)	3,221
Total	437,329	132,153	62,458	(597,631)	34,309
2022
RSUs	583,518	108,458	(31,070)	–	660,907
CIUs	279,695	50,149	–	–	329,844
Total	863,214	158,607	(31,070)	–	990,751
2021
RSUs	559,612	188,746	(14,317)	–	734,040
CIUs	276,078	159,992	11,054	–	447,124
Total	835,690	348,738	(3,263)	–	1,181,165

(b) Average includes a ($2,988,157) adjustment related to Mr. Wilcox’s forfeited 2021 and 2022 RSU and CIU awards.

(c) Average includes no fair value adjustment related to Mr. Wilcox’s forfeited 2023 RSU and CIU awards and a ($2,988,157) adjustment for his forfeited 2021 and 2022 RSU and CIU awards.

(d) Average includes no 2024 CIU award granted to Mr. Brennan and no fair value adjustment of prior years’ unvested awards related to Mr. Brennan, as there were none.

Compensation Actually Paid vs. Total Shareholder Return

CAP versus Selective TSR

In each of 2023, 2022, and 2021, Selective’s TSR was positive and markedly outperformed the Peer Group TSR. However, in 2024 and in 2025, Selective’s TSR was negative and trailed the Peer Group TSR. From 2021 to 2022, CAP to PEO and Average CAP to Non-PEO NEOs decreased, while Selective’s TSR increased. From 2022 to 2023, CAP to PEO increased as TSR also increased, but Average CAP to Non-PEO NEOs decreased primarily due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO decreased, as did TSR. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above. From 2024 to 2025, TSR decreased. During this period, CAP to PEO and Average CAP to Non-PEO NEOs increased, primarily due to increases in ACIP bonus payments reflecting significant improvements in key annual financial results, including GAAP combined ratio and net income, as shown in the graphs below.

Compensation Actually Paid vs. Net Income

CAP versus Selective Net Income

The relationship between CAP to PEO and Average CAP to Non-PEO NEOs to Selective’s net income was reasonably correlated for 2021 through 2025. CAP to PEO and Average CAP to Non-PEO NEOs decreased as net income decreased from 2021 to 2022. From 2022 to 2023, CAP to PEO increased as net income increased, but Average CAP to Non-PEO NEOs decreased primarily due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO decreased, as did net income. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above. From 2024 to 2025, CAP to PEO and Average CAP to Non-PEO NEOs

Compensation Actually Paid vs. Company Selected Measure

CAP versus Selective GAAP Combined Ratio

For each of 2025, 2023, 2022, and 2021, Selective generated strong GAAP combined ratio results. However, for 2024, the GAAP combined ratio was adversely impacted primarily by unfavorable prior year casualty reserve development. The relationship between CAP to PEO and Average CAP to Non-PEO NEOs to Selective’s GAAP combined ratio for 2021 through 2025 was reasonably correlated. CAP to PEO and Average CAP to Non-PEO NEOs decreased from 2021 to 2022 as the GAAP combined ratio weakened. From 2022 to 2023, CAP to PEO increased modestly due to stock price appreciation as the GAAP combined ratio weakened marginally, while the Average CAP to Non-PEO NEOs decreased, in part due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO decreased as the combined ratio weakened. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above. From 2024 to 2025, CAP to PEO and Average CAP to Non-PEO NEOs each increased as GAAP combined ratio improved, reflecting alignment between increases in ACIP bonus payments and significant improvements in key annual financial results, including GAAP combined ratio and net income.

Total Shareholder Return Vs Peer Group

CAP versus Selective TSR

In each of 2023, 2022, and 2021, Selective’s TSR was positive and markedly outperformed the Peer Group TSR. However, in 2024 and in 2025, Selective’s TSR was negative and trailed the Peer Group TSR. From 2021 to 2022, CAP to PEO and Average CAP to Non-PEO NEOs decreased, while Selective’s TSR increased. From 2022 to 2023, CAP to PEO increased as TSR also increased, but Average CAP to Non-PEO NEOs decreased primarily due to Mr. Wilcox’s departure-related forfeiture in 2023 of outstanding long-term incentive compensation awards. From 2023 to 2024, CAP to PEO decreased, as did TSR. Average CAP to Non-PEO NEOs was higher in 2024 compared to 2023, primarily because the 2023 Average CAP to Non-PEO NEOs reflected Mr. Wilcox’s forfeiture of outstanding long-term incentive compensation awards referenced above. From 2024 to 2025, TSR decreased. During this period, CAP to PEO and Average CAP to Non-PEO NEOs increased, primarily due to increases in ACIP bonus payments reflecting significant improvements in key annual financial results, including GAAP combined ratio and net income, as shown in the graphs below.

Tabular List, Table

Important Financial Performance Measures

The following unranked tabular list sets forth the most important performance measures used by Selective to link CAP for all NEOs to company performance for 2025:

GAAP Combined Ratio
Cumulative non-GAAP operating ROE* / cumulative statutory operating return on policyholders’ surplus
Cumulative policy count growth
Cumulative statutory net premiums written growth
Profitability improvement
Expense management and operational efficiency
Customer experience

* See the Compensation Discussion and Analysis section of this Proxy Statement for a discussion of non-GAAP operating ROE, which is a non-GAAP performance measure.

Total Shareholder Return Amount	$ 134.47	147.43	154.53	135.96	123.98
Peer Group Total Shareholder Return Amount	181.29	174.85	135.82	120.69	113.93
Net Income (Loss)	$ 466,411,000	$ 207,012,000	$ 365,238,000	$ 224,886,000	$ 403,837,000
Company Selected Measure Amount	97.2	103	96.5	95.1	92.8
PEO Name	Mr. Marchioni
Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Combined Ratio
Measure:: 2
Pay vs Performance Disclosure
Name	Cumulative non-GAAP operating ROE* / cumulative statutory operating return on policyholders’ surplus
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative policy count growth
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative statutory net premiums written growth
Measure:: 5
Pay vs Performance Disclosure
Name	Profitability improvement
Measure:: 6
Pay vs Performance Disclosure
Name	Expense management and operational efficiency
Measure:: 7
Pay vs Performance Disclosure
Name	Customer experience
Mr. Wilcox [Member] | Adjustment For Equity Awards Forfeited RSU and CIU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (2,988,157)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (95,907)	$ 0	(130,795)	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,000,076)	(3,979,260)	(2,764,181)	(2,628,160)	(2,124,100)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,351,516	3,477,735	4,509,957	3,918,934	4,160,419
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,254,451	4,044,688	3,264,588	3,420,746	3,075,273
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(676,686)	(496,125)	1,001,299	584,812	1,093,366
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,249)	(70,828)	244,070	(86,623)	(8,221)
PEO | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,041,343	2,864,620	2,071,218	2,310,409	2,052,416
PEO | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(427,336)	(186,201)	696,533	406,192	598,684
PEO | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(226,249)	(70,828)	244,070	(86,623)	(36,748)
PEO | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,387,758	2,607,591	3,011,821	2,629,977	2,614,352
PEO | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,213,108	1,180,068	1,193,370	1,110,337	1,022,857
PEO | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,350)	(309,924)	304,766	178,620	494,682
PEO | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	28,527
PEO | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	963,758	870,144	1,498,136	1,288,957	1,546,066
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,964)	0	(29,919)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(823,959)	(706,829)	(615,769)	(665,944)	(580,838)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	741,620	653,436	34,309	990,751	1,181,165
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	881,774	722,054	437,329	863,214	835,690
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,240)	(59,313)	132,153	158,607	348,738
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,914)	(9,305)	62,458	(31,070)	(3,263)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(597,631)	0	0
Non-PEO NEO | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	627,774	573,649	277,099	583,518	559,612
Non-PEO NEO | Change in Fair Value of Prior Years Awards Unvested, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,068)	(21,576)	90,533	108,458	188,746
Non-PEO NEO | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,914)	(9,305)	62,458	(31,070)	(14,317)
Non-PEO NEO | Equity Fair Value Included in Compensation Actually Paid, RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	521,792	542,768	31,088	660,907	734,040
Non-PEO NEO | Fair Value of Equity Awards Granted in Fiscal Year at Fiscal Year End, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	254,000	148,405	160,230	279,695	276,078
Non-PEO NEO | Change in Fair Value of Prior Years Awards Unvested, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,172)	(37,737)	41,620	50,149	159,992
Non-PEO NEO | Change in Fair Value of Prior Years Awards that Vested in Fiscal Year, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	11,054
Non-PEO NEO | Equity Fair Value Included in Compensation Actually Paid, CIUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,828	110,668	3,221	329,844	447,124
Non-PEO NEO | Fair Value at End of Prior Fiscal Year on Awards Granted Not Meeting Vesting Conditions Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(399,002)	0	0
Non-PEO NEO | Fair Value at End of Prior Fiscal Year on Awards Granted Not Meeting Vesting Conditions Cash Incentive Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (198,629)	$ 0	$ 0